Share-based Compensation	12 Months Ended
Dec. 31, 2012
Share-based Compensation
Share-based Compensation

16. Share-based Compensation

Share-based Compensation Plans for the Group

In December 2010, and December 2012, the 2010 Employee Share Option Plan (“2010 Plan”) and the 2013 Employee Share Option Plan (“2013 Plan”) were authorized respectively, under which the Group may issue incentive shares equal to no more than 5% and 3%, respectively, of the issued share capital of the Company, outstanding from time to time, including stock options and restricted shares to Company’s employees, officers, consultants and directors.

On December 28, 2010 and November 25, 2011, restricted shares to obtain 15,000,000 and 17,711,500 ordinary shares were granted to employees, officers, consultants and directors under the 2010 Plan, respectively. These restricted shares will vest over a period of three years.

Under the terms of each plan, options are generally granted at prices equal to the fair market value of the ordinary shares at the date of grant whereas restricted shares are granted without exercise price, and generally vest over two to four years with certain options vesting over one year. Options are expiring in 10 years from the date of grant. As of December 31, 2012, 11,057,760 options and 16,771,005 restricted shares were outstanding. The fair value of restricted shares was determined to be the market value of the ordinary shares on the date of grant whereas the fair value of options granted to employees was estimated on the date of grant using the Black-Scholes option-pricing model. No options were granted during the years ended December 31, 2010, 2011 and 2012.

The expected volatilities were estimated based on historical volatility. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free interest rate assumption is determined using the Federal Reserve nominal rates for U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award.

A summary of the share option activities for the year ended December 31, 2012 is as follows:

	Weighted Number of shares	Weighted average exercise price	Remaining weighted average contract term (in years)	Aggregate intrinsic value
Options outstanding at January 1, 2012	11,156,760	$4.39
Forfeited	(86,500)	$5.72
Exercised	(12,500)	$1.70

Options outstanding at December 31, 2012	11,057,760	$4.38	3.32	$11,371,689

Options exercisable at December 31, 2012	11,057,760	$4.38	3.32	$11,371,689
Options vested or expected to vest at December 31, 2012	11,057,760	$4.38	3.32	$11,371,689

The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012 was $1,283,299, $2,194,710, and $32,343, respectively.

A summary of the restricted share activities for the year ended December 31, 2012 is as follows:

	Weighted Number of shares	Weighted Average Grant-Date Fair value
Restricted shares unvested at January 1, 2012	38,169,245	$3.36
Vested	(21,337,835)	$3.08
Forfeited	(60,405)	$2.31

Restricted shares unvested at December 31, 2012	16,771,005	$3.74

The weighted average grant-date fair value of restricted shares granted for the years ended December 31, 2010 and 2011 were $4.24 and $3.54, respectively.  The Group did not grant restricted shares for the year ended December 31, 2012. Total fair value of share vested during 2010, 2011 and 2012 was 27,979,963, $64,154,920 and $100,140,627, respectively.

As of December 31, 2012, there was $32,598,140 in total unrecognized compensation expense related to unvested share-based compensation arrangements which is expected to be recognized over a weighted-average period of 1.66 years.